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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001
                                               --------------

Check here if Amendment [ ]; Amendment Number:  1
                                              -----
        This Amendment (Check only one.):     [X] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:        Berkshire Hathaway Inc.
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Address:     1440 Kiewit Plaza
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             Omaha, NE 68131
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Form 13F File Number:        28-4545
                                ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Marc D. Hamburg
              --------------------
Title:        Vice President
              --------------------
Phone:        402-346-1400
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Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                 Omaha, NE                       May 16, 2001
--------------------------------    -------------------             ------------
[Signature]                         [City, State]                   [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name
        28-5194                  General Re - New England Asset Management, Inc.
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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                     18
                                                            -------------

Form 13F Information Table Entry Total:                                65
                                                            -------------

Form 13F Information Table Value Total:                     $  28,451,030
                                                            -------------
                                                              (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission. Included in this information is information regarding Berkshire's positions in four securities (First Data Corporation, Gap Inc., Nike* and US Bancorporation) included in its September 30, 2000 public Form 13F and one security (Liz Claiborne*) included in its December 31, 2000 public Form 13F.

*The original filing should have also indicated Nike and Liz Claiborne which were omitted due to an oversight.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 NO.    FORM 13F FILE NUMBER   NAME
  1.    28-5678                Berkshire Hathaway Life Insurance Co. of Nebraska
  2.    28-5676                BHG Life Insurance Co.
  3.    28-719                 Blue Chip Stamps
  4.    28-554                 Buffett, Warren E.
  5.    28-1517                Columbia Insurance Co.
  6.    28-2226                Cornhusker Casualty Co.
  7.    28-6102                Cypress Insurance Co.
  8.    28-852                 GEICO Corp.
  9.    28-101                 Government Employees Ins. Corp.
 10.    28-1066                National Fire & Marine
 11.    28-718                 National Indemnity Co.
 12.    28-5006                National Liability & Fire Ins. Co.
 13.    28-6104                Nebraska Furniture Mart
 14.    28-717                 OBH Inc.
 15.    28-2740                Plaza Investment Managers
 16.    28-1357                Wesco Financial Corp.
 17.    28-3091                Wesco Financial Ins. Co.
 18.    28-3105                Wesco Holdings Midwest, Inc.

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                            BERKSHIRE HATHAWAY INC.
                                1440 KIEWIT PLAZA
                              OMAHA, NEBRASKA 68131
                            TELEPHONE (402) 346-1400
                               FAX (402) 346-3375



                                  May 15, 2001



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Gentlemen:

        Enclosed herewith for filing is Amendment Number 1 to Form 13F for the Quarter ended March 31, 2001 for the following nineteen "Institutional Investment Managers":


                                                      13F File Number
                                                      ---------------
Berkshire Hathaway Inc.                                   28-4545
Berkshire Hathaway Life Ins. Co. of NE                    28-5678
BHG Life Insurance Company                                28-5676
Blue Chip Stamps                                          28-719
Warren E. Buffett                                         28-554
Columbia Insurance Company                                28-1517
Cornhusker Casualty Company                               28-2226
Cypress Insurance Company                                 28-6102
GEICO Corporation                                         28-852
Government Employees Insurance Company                    28-101
National Fire & Marine Ins. Co.                           28-1066
National Indemnity Company                                28-718
National Liability and Fire Ins. Co.                      28-5006
Nebraska Furniture Mart, Inc.                             28-6104
OBH Inc.                                                  28-717
Plaza Investment Managers                                 28-2740
Wesco Financial Corporation                               28-1357
Wesco Financial Insurance Company                         28-3091
Wesco Holdings Midwest, Inc.                              28-3105


                                            Yours truly,

                                            BERKSHIRE HATHAWAY INC.


                                            /s/ Marc D. Hamburg
                                            -------------------
                                            Marc D. Hamburg
                                            Vice President

Enclosures